[GUGGENHEIM LETTERHEAD]

September 19, 2014

VIA EDGAR

Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549

Re:	Claymore Exchange-Traded Fund Trust (the “Registrant”) File Number: 333-134551, 811-21906

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 325 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), filed on September 16, 2014, that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on September 16, 2014, accession number 0000891804-14-000896.

If you have any questions or comments regarding this filing, please call Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

Claymore Exchange-Traded Fund Trust

By: /s/ Mark E. Mathiasen
      Mark E. Mathiasen
      Secretary